Sales of goods (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of Sales of goods [Line Items]
Revenue from sale of goods before deducting royalty expense	$ 3,061,930	$ 3,211,266	$ 2,390,840
Royalty expense	(21,526)	(31,217)	(27,611)
Revenue from sale of goods	1,122,995	1,223,942	1,015,670
North Americ [Member]
Disclosure of Sales of goods [Line Items]
Revenue from sale of goods before deducting royalty expense	295,448	287,174	213,002
South America primarily Peru [Member]
Disclosure of Sales of goods [Line Items]
Revenue from sale of goods before deducting royalty expense	136,400	193,174	150,648
Asia [Member]
Disclosure of Sales of goods [Line Items]
Revenue from sale of goods before deducting royalty expense	2,404,530	2,416,826	1,865,346
Revenue from sale of goods	120,519	120,719	97,467
Europe [Member]
Disclosure of Sales of goods [Line Items]
Revenue from sale of goods before deducting royalty expense	209,894	314,092	161,844
Revenue from sale of goods	100,792	81,333	121,929
Central America
Disclosure of Sales of goods [Line Items]
Revenue from sale of goods before deducting royalty expense	15,658	0	0
Revenue from sale of goods	$ 370,624	$ 471,863	$ 397,795